Employee Remuneration - Summary of Expenses Recognized for Employee Benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure of employee benefits expenses [abstract]
Wages, salaries	$ 10,433	$ 8,600
Employee benefits	926	798
Payroll taxes	939	714
Severance	194	8
Share-based payments	1,943	3,083
Total employee benefits expense	$ 14,435	$ 13,203